Financial Instruments - Commodity Price Contracts (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Face amount	$ 52,369	$ 79,088
2024
Disclosure of detailed information about hedges [line items]
Face amount	10,052
2025
Disclosure of detailed information about hedges [line items]
Fair value Liability	72	0
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | 2024
Disclosure of detailed information about hedges [line items]
Face amount	2,593	1,688
Fair value Liability	(130)	(46)
Fair Value Asset	206	328
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | 2025
Disclosure of detailed information about hedges [line items]
Face amount	745	468
Fair Value Asset	0	21
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | 2024
Disclosure of detailed information about hedges [line items]
Face amount	647	662
Fair Value Asset	0	(18)
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | 2025
Disclosure of detailed information about hedges [line items]
Fair Value Asset	$ 21	$ 1